STATEMENT OF INVESTMENTS
BNY Mellon Institutional S&P 500 Stock Index Fund

July 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.3%
Automobiles & Components - 1.6%
Aptiv PLC	10,512	[a]	729,428
BorgWarner, Inc.	9,511		335,833
Ford Motor Co.	152,236		1,647,194
General Motors Co.	43,672		1,935,543
Tesla, Inc.	107,713	[a]	24,996,956
			29,644,954
Banks - 3.3%
Bank of America Corp.	264,127		10,646,959
Citigroup, Inc.	74,049		4,804,299
Citizens Financial Group, Inc.	18,332		782,226
Fifth Third Bancorp	26,687		1,129,928
Huntington Bancshares, Inc.	56,781		848,876
JPMorgan Chase & Co.	111,481		23,723,157
KeyCorp	34,480		556,162
M&T Bank Corp.	6,660		1,146,652
Regions Financial Corp.	35,553		795,321
The PNC Financial Services Group, Inc.	15,336		2,777,350
Truist Financial Corp.	51,425		2,298,183
U.S. Bancorp	61,164		2,745,040
Wells Fargo & Co.	135,342		8,031,194
			60,285,347
Capital Goods - 5.6%
3M Co.	21,482		2,740,029
A.O. Smith Corp.	4,916		418,057
Allegion PLC	3,464		473,910
AMETEK, Inc.	9,059		1,571,555
Axon Enterprise, Inc.	2,739	[a]	821,727
Builders FirstSource, Inc.	4,569	[a]	764,714
Carrier Global Corp.	32,429		2,208,739
Caterpillar, Inc.	18,985		6,572,607
Cummins, Inc.	5,362		1,564,632
Deere & Co.	10,002		3,720,544
Dover Corp.	5,366		988,739
Eaton Corp. PLC	15,521		4,730,646
Emerson Electric Co.	22,333		2,615,418
Fastenal Co.	22,429		1,586,852
Fortive Corp.	13,724		986,069
GE Vernova, Inc.	10,583	[a]	1,886,314
Generac Holdings, Inc.	2,357	[a]	366,938
General Dynamics Corp.	8,905		2,660,013
General Electric Co.	42,494		7,232,479
Honeywell International, Inc.	25,280		5,176,080
Howmet Aerospace, Inc.	15,334		1,467,464

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Capital Goods - 5.6% (continued)
Hubbell, Inc.	2,064		816,622
Huntington Ingalls Industries, Inc.	1,630		456,367
IDEX Corp.	3,028		631,277
Illinois Tool Works, Inc.	10,436		2,580,614
Ingersoll Rand, Inc.	15,724		1,578,690
Johnson Controls International PLC	26,121		1,868,696
L3Harris Technologies, Inc.	7,295		1,655,163
Lockheed Martin Corp.	8,290		4,492,517
Masco Corp.	8,809		685,781
Nordson Corp.	2,096		524,692
Northrop Grumman Corp.	5,366		2,598,861
Otis Worldwide Corp.	15,468		1,461,726
PACCAR, Inc.	20,511		2,023,615
Parker-Hannifin Corp.	4,974		2,791,210
Pentair PLC	6,121		537,852
Quanta Services, Inc.	5,754		1,526,997
Rockwell Automation, Inc.	4,384		1,221,602
RTX Corp.	51,613		6,064,011
Snap-on, Inc.	2,057		590,421
Stanley Black & Decker, Inc.	6,195		654,316
Textron, Inc.	7,518		698,422
The Boeing Company	22,402	[a]	4,269,821
Trane Technologies PLC	8,787		2,937,318
TransDigm Group, Inc.	2,172		2,811,046
United Rentals, Inc.	2,585		1,957,103
W.W. Grainger, Inc.	1,690		1,650,809
Westinghouse Air Brake Technologies Corp.	6,981		1,124,988
Xylem, Inc.	9,335		1,246,222
			102,010,285
Commercial & Professional Services - 1.2%
Automatic Data Processing, Inc.	15,889		4,172,769
Broadridge Financial Solutions, Inc.	4,621		988,894
Cintas Corp.	3,333		2,546,212
Copart, Inc.	33,732	[a]	1,765,196
Dayforce, Inc.	6,137	[a]	363,801
Equifax, Inc.	4,737		1,323,376
Jacobs Solutions, Inc.	5,029		735,994
Leidos Holdings, Inc.	5,042		728,065
Paychex, Inc.	12,346		1,580,535
Paycom Software, Inc.	1,879		313,398
Republic Services, Inc.	7,918		1,538,626
Rollins, Inc.	11,371		544,785
Veralto Corp.	8,613		917,801
Verisk Analytics, Inc.	5,539		1,449,833

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Commercial & Professional Services - 1.2% (continued)
Waste Management, Inc.	14,142		2,866,018
			21,835,303
Consumer Discretionary Distribution & Retail - 5.7%
Amazon.com, Inc.	355,516	[a]	66,474,382
AutoZone, Inc.	668	[a]	2,093,305
Bath & Body Works, Inc.	9,009		331,081
Best Buy Co., Inc.	7,707		666,810
CarMax, Inc.	6,331	[a]	534,590
eBay, Inc.	19,219		1,068,769
Etsy, Inc.	4,595	[a]	299,318
Genuine Parts Co.	5,310		781,154
LKQ Corp.	10,673		442,929
Lowe's Cos., Inc.	22,213		5,453,514
O'Reilly Automotive, Inc.	2,282	[a]	2,570,308
Pool Corp.	1,484		555,075
Ross Stores, Inc.	13,096		1,875,740
The Home Depot, Inc.	38,473		14,164,220
The TJX Companies, Inc.	43,965		4,968,924
Tractor Supply Co.	4,185		1,101,994
Ulta Beauty, Inc.	1,919	[a]	700,224
			104,082,337
Consumer Durables & Apparel - .8%
D.R. Horton, Inc.	11,586		2,084,669
Deckers Outdoor Corp.	1,019	[a]	940,160
Garmin Ltd.	6,110		1,046,337
Hasbro, Inc.	4,672		301,157
Lennar Corp., Cl. A	9,607		1,699,766
Lululemon Athletica, Inc.	4,403	[a]	1,138,880
Mohawk Industries, Inc.	2,200	[a]	354,354
NIKE, Inc., Cl. B	46,772		3,501,352
NVR, Inc.	120	[a]	1,032,898
PulteGroup, Inc.	7,949		1,049,268
Ralph Lauren Corp.	1,515		266,019
Tapestry, Inc.	9,349		374,801
			13,789,661
Consumer Services - 1.8%
Airbnb, Inc., Cl. A	17,139	[a]	2,391,919
Booking Holdings, Inc.	1,317		4,892,668
Caesars Entertainment, Inc.	8,675	[a]	346,566
Carnival Corp.	39,179	[a]	652,722
Chipotle Mexican Grill, Inc.	53,044	[a]	2,881,350
Darden Restaurants, Inc.	4,778		698,974
Domino's Pizza, Inc.	1,376		589,891
Expedia Group, Inc.	4,974	[a]	635,031
Hilton Worldwide Holdings, Inc.	9,670		2,075,859

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Consumer Services - 1.8% (continued)
Las Vegas Sands Corp.	13,676		542,527
Marriott International, Inc., Cl. A	9,314		2,117,072
McDonald's Corp.	27,978		7,425,361
MGM Resorts International	10,179	[a]	437,392
Norwegian Cruise Line Holdings Ltd.	13,960	[a]	257,283
Royal Caribbean Cruises Ltd.	9,180		1,438,690
Starbucks Corp.	43,972		3,427,617
Wynn Resorts Ltd.	3,887		321,921
Yum! Brands, Inc.	11,024		1,464,318
			32,597,161
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	17,217		14,152,374
Dollar General Corp.	8,436		1,015,610
Dollar Tree, Inc.	7,944	[a]	828,877
Sysco Corp.	19,068		1,461,562
Target Corp.	18,053		2,715,352
The Kroger Company	25,986		1,416,237
Walgreens Boots Alliance, Inc.	26,011		308,751
Walmart, Inc.	165,831		11,382,640
			33,281,403
Energy - 3.6%
APA Corp.	13,872		432,668
Baker Hughes Co.	38,664		1,497,070
Chevron Corp.	66,537		10,677,192
ConocoPhillips	45,402		5,048,702
Coterra Energy, Inc.	29,147		751,993
Devon Energy Corp.	24,748		1,163,898
Diamondback Energy, Inc.	6,885		1,392,904
EOG Resources, Inc.	22,519		2,855,409
EQT Corp.	20,837		719,085
Exxon Mobil Corp.	174,148		20,652,211
Halliburton Co.	34,185		1,185,536
Hess Corp.	10,739		1,647,577
Kinder Morgan, Inc.	74,351		1,571,037
Marathon Oil Corp.	22,466		630,171
Marathon Petroleum Corp.	13,678		2,421,280
Occidental Petroleum Corp.	26,121		1,588,679
ONEOK, Inc.	23,016		1,917,923
Phillips 66	16,594		2,414,095
Schlumberger NV	55,488		2,679,516
Targa Resources Corp.	8,490		1,148,527
The Williams Companies, Inc.	46,839		2,011,267
Valero Energy Corp.	12,573		2,033,306
			66,440,046

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Equity Real Estate Investment Trusts - 2.1%
Alexandria Real Estate Equities, Inc.	6,097	[b]	715,117
American Tower Corp.	18,128	[b]	3,995,411
AvalonBay Communities, Inc.	5,445	[b]	1,115,789
BXP, Inc.	5,752	[b]	410,175
Camden Property Trust	4,151	[b]	459,723
Crown Castle, Inc.	17,036	[b]	1,875,323
Digital Realty Trust, Inc.	12,663	[b]	1,892,992
Equinix, Inc.	3,684	[b]	2,911,244
Equity Residential	13,343	[b]	929,073
Essex Property Trust, Inc.	2,512	[b]	699,240
Extra Space Storage, Inc.	8,219	[b]	1,311,917
Federal Realty Investment Trust	2,716	[b]	303,241
Healthpeak Properties, Inc.	27,169	[b]	592,828
Host Hotels & Resorts, Inc.	27,376	[b]	479,354
Invitation Homes, Inc.	22,806	[b]	804,368
Iron Mountain, Inc.	11,725	[b]	1,202,516
Kimco Realty Corp.	25,778	[b]	560,156
Mid-America Apartment Communities, Inc.	4,530	[b]	633,158
Prologis, Inc.	35,942	[b]	4,530,489
Public Storage	6,073	[b]	1,797,122
Realty Income Corp.	33,473	[b]	1,922,354
Regency Centers Corp.	5,967	[b]	401,818
SBA Communications Corp.	4,229	[b]	928,435
Simon Property Group, Inc.	12,648	[b]	1,940,709
UDR, Inc.	12,059	[b]	483,204
Ventas, Inc.	15,818	[b]	861,132
VICI Properties, Inc.	41,444	[b]	1,295,539
Welltower, Inc.	23,067	[b]	2,566,204
Weyerhaeuser Co.	28,721	[b]	912,179
			38,530,810
Financial Services - 7.4%
American Express Co.	22,060		5,582,062
Ameriprise Financial, Inc.	3,856		1,658,350
Berkshire Hathaway, Inc., Cl. B	70,280	[a]	30,817,780
BlackRock, Inc.	5,423		4,753,259
Blackstone, Inc.	27,975		3,976,646
Capital One Financial Corp.	14,834		2,245,868
Cboe Global Markets, Inc.	4,161		763,585
CME Group, Inc.	13,953		2,702,836
Corpay, Inc.	2,673	[a]	780,035
Discover Financial Services	9,647		1,389,072
FactSet Research Systems, Inc.	1,459		602,698
Fidelity National Information Services, Inc.	21,594		1,659,067
Fiserv, Inc.	22,714	[a]	3,715,329
Franklin Resources, Inc.	12,533		286,630

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Financial Services - 7.4% (continued)
Global Payments, Inc.	9,820		998,105
Intercontinental Exchange, Inc.	22,505		3,410,858
Invesco Ltd.	16,154		278,818
Jack Henry & Associates, Inc.	2,999		514,269
KKR & Co., Inc.	25,626		3,163,530
MarketAxess Holdings, Inc.	1,440		321,883
Mastercard, Inc., Cl. A	31,872		14,779,365
Moody's Corp.	6,066		2,769,008
Morgan Stanley	48,580		5,013,942
MSCI, Inc.	3,105		1,679,060
Nasdaq, Inc.	14,694		994,490
Northern Trust Corp.	7,760		687,924
PayPal Holdings, Inc.	40,354	[a]	2,654,486
Raymond James Financial, Inc.	7,048		817,568
S&P Global, Inc.	12,427		6,023,740
State Street Corp.	11,933		1,013,947
Synchrony Financial	15,175		770,738
T. Rowe Price Group, Inc.	8,552		976,724
The Bank of New York Mellon Corp.	29,416		1,914,099
The Charles Schwab Corp.	57,930		3,776,457
The Goldman Sachs Group, Inc.	12,518		6,372,038
Visa, Inc., Cl. A	61,110		16,235,094
			136,099,360
Food, Beverage & Tobacco - 2.6%
Altria Group, Inc.	66,680		3,267,987
Archer-Daniels-Midland Co.	19,750		1,224,697
Brown-Forman Corp., Cl. B	7,554		341,139
Bunge Global SA	5,655		595,076
Campbell Soup Co.	7,552		353,887
Conagra Brands, Inc.	18,116		549,277
Constellation Brands, Inc., Cl. A	6,138		1,504,792
General Mills, Inc.	21,755		1,460,631
Hormel Foods Corp.	11,645		373,921
Kellanova	10,180		591,967
Keurig Dr. Pepper, Inc.	40,145		1,376,171
Lamb Weston Holdings, Inc.	5,544		332,751
McCormick & Co., Inc.	9,641		742,453
Molson Coors Beverage Co., Cl. B	7,517		397,273
Mondelez International, Inc., Cl. A	52,073		3,559,190
Monster Beverage Corp.	28,024	[a]	1,441,835
PepsiCo, Inc.	53,370		9,215,398
Philip Morris International, Inc.	60,349		6,949,791
The Coca-Cola Company	150,515		10,045,371
The Hershey Company	5,663		1,118,329
The J.M. Smucker Company	4,030		475,338

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Food, Beverage & Tobacco - 2.6% (continued)
The Kraft Heinz Company	30,777		1,083,658
Tyson Foods, Inc., Cl. A	11,222		683,420
			47,684,352
Health Care Equipment & Services - 4.8%
Abbott Laboratories	67,534		7,154,552
Align Technology, Inc.	2,698	[a]	625,612
Baxter International, Inc.	19,898		712,746
Becton, Dickinson and Co.	11,219		2,704,452
Boston Scientific Corp.	57,074	[a]	4,216,627
Cardinal Health, Inc.	9,275		935,198
Cencora, Inc.	6,561		1,560,731
Centene Corp.	20,972	[a]	1,613,166
CVS Health Corp.	48,649		2,934,994
DaVita, Inc.	2,224	[a]	303,843
DexCom, Inc.	15,303	[a]	1,037,849
Edwards Lifesciences Corp.	23,089	[a]	1,455,761
Elevance Health, Inc.	9,023		4,800,507
GE HealthCare Technologies, Inc.	16,480		1,394,702
HCA Healthcare, Inc.	7,636		2,772,250
Henry Schein, Inc.	4,992	[a]	359,124
Hologic, Inc.	9,428	[a]	769,419
Humana, Inc.	4,696		1,698,121
IDEXX Laboratories, Inc.	3,160	[a]	1,504,539
Insulet Corp.	2,779	[a]	540,099
Intuitive Surgical, Inc.	13,770	[a]	6,122,280
Labcorp Holdings, Inc.	3,238		697,595
McKesson Corp.	5,046		3,113,483
Medtronic PLC	51,547		4,140,255
Molina Healthcare, Inc.	2,355	[a]	803,691
Quest Diagnostics, Inc.	4,338		617,297
ResMed, Inc.	5,646		1,204,009
Solventum Corp.	4,813	[a]	283,389
Steris PLC	3,918		935,462
Stryker Corp.	13,162		4,309,897
Teleflex, Inc.	1,854		409,586
The Cigna Group	11,028		3,845,133
The Cooper Companies, Inc.	7,502		700,162
UnitedHealth Group, Inc.	35,730		20,586,197
Universal Health Services, Inc., Cl. B	2,292		489,938
Zimmer Biomet Holdings, Inc.	7,834		872,316
			88,224,982
Household & Personal Products - 1.3%
Church & Dwight Co., Inc.	9,758		956,382
Colgate-Palmolive Co.	31,850		3,159,201
Kenvue, Inc.	75,560		1,397,104

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Household & Personal Products - 1.3% (continued)
Kimberly-Clark Corp.	12,986		1,753,759
The Clorox Company	4,705		620,731
The Estee Lauder Companies, Inc., Cl. A	9,108		907,248
The Procter & Gamble Company	91,623		14,729,313
			23,523,738
Insurance - 2.1%
Aflac, Inc.	20,325		1,938,598
American International Group, Inc.	25,764		2,041,282
Aon PLC, Cl. A	8,384		2,754,228
Arch Capital Group Ltd.	14,611	[a]	1,399,442
Arthur J. Gallagher & Co.	8,429		2,389,537
Assurant, Inc.	2,130		372,473
Brown & Brown, Inc.	9,102		905,012
Chubb Ltd.	15,764		4,345,504
Cincinnati Financial Corp.	6,024		786,855
Everest Group Ltd.	1,708		671,022
Globe Life, Inc.	2,787		258,466
Loews Corp.	7,218		577,079
Marsh & McLennan Cos., Inc.	19,128		4,257,319
MetLife, Inc.	23,466		1,803,362
Principal Financial Group, Inc.	8,106		660,720
Prudential Financial, Inc.	13,810		1,730,669
The Allstate Corp.	10,320		1,765,958
The Hartford Financial Services Group, Inc.	11,496		1,275,136
The Progressive Corp.	22,737		4,868,446
The Travelers Companies, Inc.	8,959		1,939,086
W.R. Berkley Corp.	12,066		665,199
Willis Towers Watson PLC	3,924		1,107,667
			38,513,060
Materials - 2.2%
Air Products & Chemicals, Inc.	8,709		2,297,870
Albemarle Corp.	4,767		446,525
Amcor PLC	56,971		599,905
Avery Dennison Corp.	3,060		663,500
Ball Corp.	12,215		779,683
Celanese Corp.	3,907		551,473
CF Industries Holdings, Inc.	7,449		569,029
Corteva, Inc.	27,490		1,542,189
Dow, Inc.	27,367		1,490,680
DuPont de Nemours, Inc.	16,445		1,376,446
Eastman Chemical Co.	4,517		466,742
Ecolab, Inc.	9,964		2,298,595
FMC Corp.	4,466		260,636
Freeport-McMoRan, Inc.	55,482		2,519,438
International Flavors & Fragrances, Inc.	9,663		961,275

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Materials - 2.2% (continued)
International Paper Co.	13,336		619,857
Linde PLC	18,662		8,463,217
LyondellBasell Industries NV, Cl. A	10,183		1,012,801
Martin Marietta Materials, Inc.	2,387		1,416,326
Newmont Corp.	44,229		2,170,317
Nucor Corp.	9,331		1,520,393
Packaging Corp. of America	3,506		700,744
PPG Industries, Inc.	9,312		1,182,438
Smurfit WestRock PLC	18,520		830,437
Steel Dynamics, Inc.	5,860		780,669
The Mosaic Company	11,600		345,332
The Sherwin-Williams Company	9,049		3,174,389
Vulcan Materials Co.	5,250		1,441,177
			40,482,083
Media & Entertainment - 7.9%
Alphabet, Inc., Cl. A	228,034		39,116,952
Alphabet, Inc., Cl. C	189,710		32,848,286
Charter Communications, Inc., Cl. A	3,783	[a]	1,436,481
Comcast Corp., Cl. A	151,952		6,271,059
Electronic Arts, Inc.	9,384		1,416,421
Fox Corp., Cl. A	8,973		341,333
Fox Corp., Cl. B	4,002		141,791
Live Nation Entertainment, Inc.	5,667	[a]	545,109
Match Group, Inc.	10,082	[a]	384,527
Meta Platforms, Inc., Cl. A	85,074		40,395,687
Netflix, Inc.	16,728	[a]	10,511,039
News Corporation, Cl. A	13,182		363,560
News Corporation, Cl. B	5,214		148,547
Omnicom Group, Inc.	7,547		739,908
Paramount Global, Cl. B	20,073		229,234
Take-Two Interactive Software, Inc.	6,248	[a]	940,511
The Interpublic Group of Companies, Inc.	15,094		485,574
The Walt Disney Company	70,772		6,630,629
Warner Bros Discovery, Inc.	86,422	[a]	747,550
			143,694,198
Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
AbbVie, Inc.	68,553		12,704,242
Agilent Technologies, Inc.	11,223		1,586,932
Amgen, Inc.	20,825		6,923,688
Biogen, Inc.	5,559	[a]	1,185,179
Bio-Rad Laboratories, Inc., Cl. A	809	[a]	273,733
Bio-Techne Corp.	6,107		498,270
Bristol-Myers Squibb Co.	78,694		3,742,687
Catalent, Inc.	6,282	[a]	372,774
Charles River Laboratories International, Inc.	2,070	[a]	505,287

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 6.9% (continued)
Danaher Corp.	25,591		7,090,754
Eli Lilly & Co.	30,992		24,925,936
Gilead Sciences, Inc.	48,365		3,678,642
Incyte Corp.	6,172	[a]	401,612
IQVIA Holdings, Inc.	7,134	[a]	1,756,605
Johnson & Johnson	93,430		14,747,925
Merck & Co., Inc.	98,326		11,123,620
Mettler-Toledo International, Inc.	823	[a]	1,251,808
Moderna, Inc.	13,111	[a]	1,563,093
Pfizer, Inc.	219,982		6,718,250
Regeneron Pharmaceuticals, Inc.	4,118	[a]	4,444,104
Revvity, Inc.	4,623		580,695
Thermo Fisher Scientific, Inc.	14,819		9,089,085
Vertex Pharmaceuticals, Inc.	10,018	[a]	4,966,123
Viatris, Inc.	45,117		544,111
Waters Corp.	2,327	[a]	782,524
West Pharmaceutical Services, Inc.	2,804		858,501
Zoetis, Inc.	17,822		3,208,673
			125,524,853
Real Estate Management & Development - .1%
CBRE Group, Inc., Cl. A	11,813	[a]	1,331,443
CoStar Group, Inc.	15,589	[a]	1,216,254
			2,547,697
Semiconductors & Semiconductor Equipment - 11.1%
Advanced Micro Devices, Inc.	62,747	[a]	9,065,687
Analog Devices, Inc.	19,252		4,454,528
Applied Materials, Inc.	32,256		6,844,723
Broadcom, Inc.	169,110		27,172,595
Enphase Energy, Inc.	5,425	[a]	624,472
First Solar, Inc.	4,198	[a]	906,726
Intel Corp.	165,261		5,080,123
KLA Corp.	5,206		4,284,902
Lam Research Corp.	5,069		4,669,766
Microchip Technology, Inc.	20,743		1,841,564
Micron Technology, Inc.	42,989		4,721,052
Monolithic Power Systems, Inc.	1,874		1,617,431
NVIDIA Corp.	954,930		111,745,909
NXP Semiconductors NV	9,926		2,612,126
ON Semiconductor Corp.	16,397	[a]	1,283,065
Qorvo, Inc.	3,472	[a]	415,946
Qualcomm, Inc.	43,402		7,853,592
Skyworks Solutions, Inc.	6,298		715,579
Teradyne, Inc.	5,921		776,598
Texas Instruments, Inc.	35,346		7,203,868
			203,890,252

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Software & Services - 11.2%
Accenture PLC, Cl. A	24,408		8,069,773
Adobe, Inc.	17,392	[a]	9,594,297
Akamai Technologies, Inc.	5,839	[a]	573,857
Ansys, Inc.	3,444	[a]	1,080,142
Autodesk, Inc.	8,304	[a]	2,055,406
Cadence Design Systems, Inc.	10,527	[a]	2,817,657
Cognizant Technology Solutions Corp., Cl. A	19,446		1,471,673
CrowdStrike Holdings, Inc., Cl. A	8,887	[a]	2,061,429
EPAM Systems, Inc.	2,268	[a]	487,915
Fair Isaac Corp.	964	[a]	1,542,400
Fortinet, Inc.	25,032	[a]	1,452,857
Gartner, Inc.	3,014	[a]	1,510,587
Gen Digital, Inc.	22,167		576,120
GoDaddy, Inc., Cl. A	5,182	[a]	753,722
International Business Machines Corp.	35,661		6,851,905
Intuit, Inc.	10,869		7,036,047
Microsoft Corp.	288,529		120,706,107
Oracle Corp.	61,886		8,630,003
Palo Alto Networks, Inc.	12,541	[a]	4,072,439
PTC, Inc.	4,659	[a]	828,603
Roper Technologies, Inc.	4,193		2,284,137
Salesforce, Inc.	37,705		9,758,054
ServiceNow, Inc.	7,958	[a]	6,480,916
Synopsys, Inc.	5,922	[a]	3,306,371
Tyler Technologies, Inc.	1,648	[a]	936,245
Verisign, Inc.	3,348	[a]	626,109
			205,564,771
Technology Hardware & Equipment - 8.5%
Amphenol Corp., Cl. A	46,527		2,989,825
Apple, Inc.	559,566		124,268,417
Arista Networks, Inc.	9,854	[a]	3,414,904
CDW Corp.	5,240		1,142,896
Cisco Systems, Inc.	157,193		7,616,001
Corning, Inc.	30,389		1,215,864
F5, Inc.	2,172	[a]	442,306
Hewlett Packard Enterprise Co.	51,694		1,029,228
HP, Inc.	33,083		1,193,965
Jabil, Inc.	4,599		518,169
Juniper Networks, Inc.	12,713		479,153
Keysight Technologies, Inc.	6,901	[a]	963,173
Motorola Solutions, Inc.	6,521		2,601,357
NetApp, Inc.	8,110		1,029,808
Seagate Technology Holdings PLC	7,685		785,176
Super Micro Computer, Inc.	1,920	[a]	1,347,168
TE Connectivity Ltd.	12,050		1,859,676

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Technology Hardware & Equipment - 8.5% (continued)
Teledyne Technologies, Inc.	1,864	[a]	786,347
Trimble, Inc.	9,449	[a]	515,348
Western Digital Corp.	12,525	[a]	839,801
Zebra Technologies Corp., Cl. A	2,058	[a]	722,749
			155,761,331
Telecommunication Services - .9%
AT&T, Inc.	278,352		5,358,276
T-Mobile US, Inc.	20,017		3,648,699
Verizon Communications, Inc.	163,407		6,621,252
			15,628,227
Transportation - 1.5%
American Airlines Group, Inc.	25,348	[a]	269,703
C.H. Robinson Worldwide, Inc.	4,413		392,978
CSX Corp.	75,892		2,663,809
Delta Air Lines, Inc.	24,629		1,059,540
Expeditors International of Washington, Inc.	5,331		665,415
FedEx Corp.	8,864		2,679,144
J.B. Hunt Transport Services, Inc.	3,014		521,874
Norfolk Southern Corp.	8,833		2,204,363
Old Dominion Freight Line, Inc.	6,932		1,456,968
Southwest Airlines Co.	22,587		608,494
Uber Technologies, Inc.	81,117	[a]	5,229,613
Union Pacific Corp.	23,686		5,844,047
United Airlines Holdings, Inc.	12,817	[a]	582,148
United Parcel Service, Inc., Cl. B	28,316		3,691,557
			27,869,653
Utilities - 2.3%
Alliant Energy Corp.	10,020		557,713
Ameren Corp.	10,386		823,298
American Electric Power Co., Inc.	20,299		1,991,738
American Water Works Co., Inc.	7,425		1,057,023
Atmos Energy Corp.	5,994		766,513
CenterPoint Energy, Inc.	24,622		683,260
CMS Energy Corp.	11,844		767,491
Consolidated Edison, Inc.	13,212		1,288,434
Constellation Energy Corp.	12,222		2,319,736
Dominion Energy, Inc.	31,974		1,709,330
DTE Energy Co.	7,989		962,914
Duke Energy Corp.	29,913		3,268,593
Edison International	15,119		1,209,671
Entergy Corp.	8,159		946,199
Evergy, Inc.	9,443		547,694
Eversource Energy	13,570		880,829
Exelon Corp.	38,887		1,446,596
FirstEnergy Corp.	20,401		855,006

Description		Shares		Value ($)
Common Stocks - 98.3% (continued)
Utilities - 2.3% (continued)
NextEra Energy, Inc.		79,759		6,092,790
NiSource, Inc.		16,369		511,531
NRG Energy, Inc.		7,847		589,859
PG&E Corp.		82,795		1,511,009
Pinnacle West Capital Corp.		4,549		389,349
PPL Corp.		29,272		869,964
Public Service Enterprise Group, Inc.		19,147		1,527,356
Sempra		24,864		1,990,612
The AES Corp.		28,754		511,534
The Southern Company		42,428		3,543,587
Vistra Corp.		13,046		1,033,504
WEC Energy Group, Inc.		12,174		1,047,694
Xcel Energy, Inc.		21,582		1,257,799
				42,958,626
Total Common Stocks (cost $360,535,877)				1,800,464,490
	1-Day Yield (%)
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $27,066,421)	5.44	27,066,421	[c]	27,066,421
Total Investments (cost $387,602,298)		99.8%		1,827,530,911
Cash and Receivables (Net)		.2%		2,764,794
Net Assets		100.0%		1,830,295,705

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's 500 E-mini	107	9/20/2024	30,020,531	29,735,300	(285,231)
Gross Unrealized Depreciation				(285,231)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Institutional S&P 500 Stock Index Fund

July 31, 2024 (Unaudited)

The following is a summary of the inputs used as of July 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,800,464,490	-	-	1,800,464,490
Investment Companies	27,066,421	-	-	27,066,421
Liabilities ($)
Other Financial Instruments:
Futures††	(285,231)	-	-	(285,231)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2024, accumulated net unrealized appreciation on investments was $1,439,643,382, consisting of $1,455,460,220 gross unrealized appreciation and $15,816,838 gross unrealized depreciation.

At July 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.